SHARE-BASED COMPENSATION EXPENSE	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION EXPENSE

18. SHARE-BASED COMPENSATION EXPENSE

In April 2025, the Company has adopted the 2025 Equity Incentive Plan. The maximum number of ordinary shares that are available for issuance under the 2025 Plan is 512,500 (note) ordinary shares.

In April 2025, the Company has granted share awards for a total of 512,500 (note) ordinary shares at a share price of US$12.4 (note) to several non-employee consultants under 2025 Plan. The awards which contain no forfeiture provisions, were fully vested upon date of grant. The fair value of these awards was determined based on the share price at the date of grant and the Company recognized share-based compensation expenses in full amounting to US$6,355,000 in the consolidated statement of income (loss) and comprehensive income (loss) for the year ended September 30, 2025. As of September 30, 2025, number of ordinary shares that are available for issuance under the 2025 Plan is nil.

Note: Retroactively restated for effect of 1-for-8 reverse stock splits on November 14, 2025.